STOCK OPTION RESERVE (Details) - USD ($) $ in Thousands	9 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Stock based compensation expense	$ 3,614	$ 6,439
Non-controlling interests [member]
IfrsStatementLineItems [Line Items]
Balance	11,659	11,468
Stock based compensation expense		191
Settled in iOx exchange	(11,659)
Balance		11,659
Stock Option Reserve [Member]
IfrsStatementLineItems [Line Items]
Balance	16,928	7,977
Stock based compensation expense	3,614	6,248
Settled in iOx exchange
Balance	$ 20,542	$ 14,225